Share-based payments - Range of Exercise Prices of Options (Details) - 12 months ended Dec. 31, 2023	£ / shares	$ / shares
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average contractual life (Months)	70 months
American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average contractual life (Months)	80 months
Bottom of Range | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in pound per share) | £ / shares	£ 7.344
Bottom of Range | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares		$ 44.120
Top of Range | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in pound per share) | £ / shares	17.055
Top of Range | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares		115.940
Weighted average | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in pound per share) | £ / shares	£ 10.455
Weighted average | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares		$ 64.166